Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts owed to/(by) related party (Total)	$ (2)	$ (3)
Purchases (by) from related party (Total)	(14)	(12)	(15)
Loans due by equity accounted joint ventures and associates	40	29
Impairments of associates and equity accounted joint ventures	45	10	24
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	4	6	3
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	2	1
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(2)	(2)
Purchases by related party	(14)	(12)	(8)
Loans due by equity accounted joint ventures and associates	36	0
Related Party Transaction, Terms and Manner of Settlement (Percent)	LIBOR plus 2%
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	(1)
Purchases by related party	(1)	(2)	(3)
Loans due by equity accounted joint ventures and associates	0	0
Loan granted and impaired	12
Related Party Transaction, Terms and Manner of Settlement (Percent)	LIBOR plus 2%
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases by related party	(3)	(4)	(8)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	0	0	1
Loans due by equity accounted joint ventures and associates	0	3
Related Party Transaction, Rate (Percent)	8.00%
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	2	5
Thani Ashanti Alliance Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	0	20
Impairments of associates and equity accounted joint ventures	$ 37